Short-Term Investments - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)
Realized gain on short-term investments	¥ 1,388,953	$ 199,510	¥ 935,717
Bank Time Deposits [Member] | Bank Of Shanghai Hongkong And Bank Of Shanghai Limited [Member] | Maximum [Member]
Period of Investments In Time Deposits	1 year	1 year
Bank Time Deposits [Member] | Bank Of Shanghai Hongkong And Bank Of Shanghai Limited [Member] | Minimum [Member]
Period of Investments In Time Deposits	3 months	3 months
Securitised Financial Assets [Member] | Bank Of Shanghai Hongkong And Bank Of Shanghai Limited [Member] | Maximum [Member]
Period Of Beneficial Interest	1 year	1 year